Note 16 - Stock Plans	12 Months Ended
Oct. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
16. Stock Plans

We have a stock option plan for certain officers and key employees. Options are granted by a Committee appointed by the Board of Directors (the Committee) or its delegee in accordance with the stock option plan. The exercise price of all stock options must be at least equal to the fair market value of the underlying shares on the date of the grant. Options granted before June 8, 2007 generally vest in four equal installments on the third, fourth, fifth and sixth anniversaries of the date of the grant. Options granted on or after June 8, 2007 generally vest in four equal installments on the second, third, fourth and fifth anniversaries of the date of the grant. Certain Southeast Region associates were granted and held options to purchase the stock from the acquired company prior to the January 23, 2001 acquisition. These options vest in three installments: 25% on the first and second anniversary and 50% on the third anniversary of the date of the grant. In connection with the acquisition, the options were exchanged for options to purchase the Company’s Class A Common Stock. All options expire 10 years after the date of the grant. During the year ended October 31, 2011, each of the five outside directors of the Company was granted options to purchase between 18,900 and 29,700 shares. All shares granted to the outside directors were issued at the same price and terms as those granted to officers and key employees, except the outside directors’ options vest in three equal installments on the first, second and third anniversaries of the date of the grant. Stock option transactions are summarized as follows:

	October 31, 2011	Weighted-Average Exercise Price	October 31, 2010	Weighted-Average Exercise Price	October 31, 2009	Weighted-Average Exercise Price
Options outstanding at beginning of period	6,316,860	$8.72	5,774,767	$9.42	6,959,205	$21.17
Granted	674,100	$1.93	1,132,750	$4.73	1,871,313	$2.55
Exercised			348,000	$2.86	150,000	$3.00
Forfeited	238,499	$7.33	242,657	$15.33	337,500	$16.45
Cancellations	1,200,000	$11.19			2,528,251	$36.83

Expired	458,094	$11.57			40,000	$4.13
Options outstanding at end of period	5,094,367	$7.05	6,316,860	$8.72	5,774,767	$9.42
Options exercisable at end of period	1,764,338		2,519,600		2,472,324

There were no options exercised during fiscal 2011. The total intrinsic value of options exercised during fiscal 2010 and 2009 was $0.5 million and $0.2 million, respectively. The intrinsic value of a stock option is the amount by which the market value of the underlying stock exceeds the exercise price of the option.

All options outstanding and exercisable had no intrinsic value at October 31, 2011. Exercise prices for options outstanding at October 31, 2011 ranged from $1.93 to $60.36.

The weighted-average fair value of grants made in fiscal 2011, 2010, and 2009 was $1.57, $3.77, and $1.84 per share, respectively. Based on the fair value at the time they were granted, the weighted-average fair value of options vested in fiscal 2011, 2010, and 2009 was $3.92, $8.58, and $18.98 per share, respectively.

The following table summarizes the exercise price range and related number of options outstanding at October 31, 2011:

Range of Exercise Prices	Number Outstanding	Weighted-Average Exercise Price	Weighted- Average Remaining Contractual Life
$1.93 – $5.00	3,381,163	$3.11	8.38
$5.01 – $10.00	964,500	$6.49	6.34
$10.01 – $20.00	180,704	$16.16	1.03
$20.01 – $30.00	292,500	$21.74	5.58
$30.01 – $40.00	230,500	$32.54	3.74
$40.01 – $50.00	10,000	$41.45	2.25
$50.01 – $60.00	30,000	$54.70	3.42
$60.01 – $70.00	5,000	$60.36	3.67
	5,094,367	$7.05	7.31

The following table summarizes the exercise price range and related number of exercisable options at October 31, 2011:

Range of Exercise Prices	Number Exercisable	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life
$1.93 – $5.00	577,491	$2.83	7.79
$5.01 – $10.00	543,131	$6.52	6.08
$10.01 – $20.00	180,704	$16.16	1.01
$20.01 – $30.00	220,881	$21.76	5.49
$30.01 – $40.00	197,131	$32.57	3.59
$40.01 – $50.00	10,000	$41.45	2.17
$50.01 – $60.00	30,000	$54.70	3.40
$60.01 – $70.00	5,000	$60.36	3.58
	1,764,338	$12.29	5.69

A summary of the Company’s nonvested options as of and for the year ended October 31, 2011, is as follows:

	Options	Grant Date Fair Value
Nonvested at beginning of period	3,797,260	$3.57
Granted	674,100	$1.57
Vested	(902,832)	$3.92
Forfeited	(238,499)	$7.33
Nonvested at end of period	3,330,029	$2.93

Officers and key employees that are granted stock options may elect to receive either the amount of stock options granted, or a reduced amount of restricted stock shares, or a combination thereof. The restricted stock shares vest 25% each year beginning on the 2nd anniversary of the grant date.  Participants age 60 years or older, or age 58 with 15 years of service vest after one year. During the years ended October 31, 2011 and 2010, we granted 44,468 and 35,916 shares and issued 20,613 and 32,117 shares related to the annual restricted stock plan, respectively. During the years ended October 31, 2011 and 2010, 16,744 and 14,267 shares were forfeited related to the restricted stock plan, respectively.

For certain associates in certain years, a portion of their bonus is paid by issuing a deferred right to receive our common stock. The number of shares is calculated for each bonus year by dividing the portion of the bonus subject to the deferred right award by our average stock price for the year or the stock price at year-end, whichever is lower. Twenty-five percent of the deferred right award will vest and shares will be issued one year after the year end and then 25% a year for the next three years. Participants with 20 years of service or over 58 years of age vest immediately. During the years ended October 31, 2011 and 2010, we issued 355,403 and 192,128 shares under the plan. During the years ended October 31, 2011 and 2010, 45,818 and 43,490 shares were forfeited under this plan, respectively.

For the years ended October 31, 2011, 2010 and 2009, no rights in lieu of bonus payments were awarded. For the years ended October 31, 2011, 2010 and 2009, total compensation cost recognized in the Consolidated Statement of Operations for the annual restricted stock grant and the deferred compensation awards was $1.7 million, $3.7 million and $8.2 million, respectively.  In addition to nonvested share awards summarized in the following table, there were 692,668 and 1,100,250 shares of vested restricted stock at October 31, 2011 and 2010, respectively, which were deferred at the associates' election.

A summary of the Company’s nonvested share awards as of and for the year ended October 31, 2011, is as follows:

	Shares	Weighted-Average Grant Date Fair Value
Nonvested at beginning of period	3,907,959	$6.05
Granted	44,468	$1.93
Vested	(291,717)	$10.11
Forfeited	(1,850,533)	$4.83
Nonvested at end of period	1,810,177	$4.99

Included in the above table are restricted stock awards for a long term incentive plan for certain associates, which is a performance based plan. The awards included above for this plan are based on our current best estimate of the outcome for the performance criteria.  The change in this estimate resulted in a reduction of 1.6 million shares, which is reflected in forfeited on the above table.

As of October 31, 2011, we have 10,000 shares authorized for future issuance under our equity compensation plans. In addition, as of October 31, 2011, there was $23.2 million of total unrecognized compensation costs related to nonvested share based compensation arrangements. That cost is expected to be recognized over a weighted-average period of 2.64 years.

During fiscal 2009, the Chief Executive Officer, Chief Financial Officer, each of the nonexecutive members of the Board of Directors and other senior executives of the Company consented to the cancellation of certain of their options (with the full understanding that the Company made no commitment to provide them with any other form of consideration in respect of the cancelled options) in order to reduce a portion of the equity reserve “overhang” under the Company’s equity compensation plans represented by the number of shares of the Company’s common stock remaining available for future issuance under such plans (including shares that may be issued upon the exercise or vesting of outstanding options and other rights). In fiscal 2009, the Company recorded compensation expense related to the cancellation of stock options of $15.7 million in “Corporate general and administrative” on the Consolidated Statements of Operations. During fiscal 2011, the Chief Executive Officer and Chief Financial Officer, consented to an additional cancellation of certain of their options (with the full understanding that the Company made no commitment to provide them with any other form of consideration in respect of the cancelled options) in order to reduce a portion of the equity reserve “overhang” under the Company’s equity compensation plans represented by the number of shares of the Company’s common stock remaining available for future issuance under such plans (including shares that may be issued upon the exercise or vesting of outstanding options and other rights). No compensation expense was recorded related to the cancellation of stock options in fiscal 2011, as the options canceled were fully vested and expensed prior to fiscal 2011.